Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income
Net income	$ 2,034	$ 2,055	$ 2,718
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(474)	(1,058)	(1,680)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year		(7)	(9)
Reclassification adjustments for net (gains) losses included in net income		1	15
Unrealized gains (losses) on available-for-sale securities		(6)	6
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(40)	88	(3)
Net actuarial gains (losses) arising during the year	44	210	(614)
Amortization of prior service cost included in net income	26	26	17
Amortization of net actuarial loss included in net income	62	82	81
Net losses from pension settlements included in net income, net of tax	26	9	(2)
Pension and other postretirement plan adjustments	118	415	(521)
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	16	(20)	(52)
Reclassification adjustments for net (gains) losses included in net income	(6)	30	9
Unrealized gains (losses) of cash flow hedge derivatives	10	10	(43)
Other Comprehensive Income (Loss), Net of Tax	(346)	(639)	(2,238)
Total comprehensive income, net of tax	1,688	1,416	480
Comprehensive income attributable to noncontrolling interests, net of tax	(118)	(100)	(115)
Total comprehensive income, net of tax, attributable to ABB	$ 1,570	$ 1,316	$ 365